Significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant accounting policies
Note 2: - Significant accounting policies

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“U.S. GAAP”). The significant accounting policies followed in the preparation of the consolidated financial statements, are as follows:

a.	Use of estimates:

The preparation of consolidated financial statements, in conformity with generally accepted accounting principles, U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.

The accounting estimates that require management’s subjective judgments include but are not limited to revenue recognition, the valuation of deferred tax assets and uncertain tax positions, share-based compensation, purchase price allocation (PPA) including determination of fair value, useful lives, impairment of goodwill and intangible assets and the fair value of contingent consideration (earn-out) and contingent liabilities. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company. Intercompany transactions and balances were eliminated upon consolidation.

c.	Functional currency:

The functional currency of the Company is the U.S. dollar, as it is the currency of the primary economic environment in which the Company is operating. Foreign currency transactions and balances have been re-measured to U.S. dollars in accordance with Accounting Standard Codification (“ASC”) Topic 830, “Foreign Currency Matters.” All transaction gains and losses from re- measurement of monetary balance sheet items denominated in foreign currencies are recorded under financial income (expenses), net within the consolidated statements of income.

d.	Cash and cash equivalents:

The Company considers all investments with an original maturity of three months or less at the time of purchase to be cash equivalents including amounts related to payment processing companies.

e.	Marketable securities:

The Company accounts for marketable securities in accordance with ASC Topic 320, “Investments – Debt Securities”. The Company’s investments in marketable securities consist of high-grade treasury, corporate and municipal bonds.

Investments in marketable securities are classified as available for sale at the time of purchase. Available for sale securities are carried at fair value based on quoted market prices, with unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses including interest and amortization of discount arising from the acquisition of marketable securities were recorded under financial income and other, net.

The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date as well as the intended time of realization. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

On each reporting period the Company determines whether a decline in fair value below the amortized cost basis of an available for sale debt security is due to credit related factors or noncredit related factors. A credit related impairment would be recognized as an allowance on the balance sheet with a corresponding adjustment to earnings, however, if the Company would intend to sell an impaired available-for-sale debt security or more likely than not would be required to sell such a security before recovering its amortized cost basis, the entire impairment amount would be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis.

The Company has not recorded credit losses for the years ended December 31, 2025, 2024 and 2023.

f.	Bank deposits:

Deposits with maturities of more than three months but less than one year are classified as short term. Such deposits are presented at their cost.

g.	Restricted deposit:

Restricted deposit is restricted as to withdrawal or use with maturities of up to one year and are used as security for the rental of premises. Restricted deposits are presented at their cost.

h.	Long-lived assets:

The Company’s long-lived assets to be held and used are comprised of property and equipment, and Right-Of-Use (“ROU”) asset (Note 2t).

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

Computers and peripheral equipment are amortized at an annual rate of 33%, office furniture and equipment is amortized at annual rate ranges from 7%-15% and leasehold and improvements amortized over the shortest of the term of the lease or the useful life of the asset.

i.	Intangible assets, net:

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated weighted average useful lives as follows:

Technology	3-6 years
Capitalized internal-use software	3 years
Customer Relationships	1-4 years
Creative Relationships	10 years
Users’ Relationships	1 year
Trademark	3-5 years
Courses	2 years

j.	Internal-use software:

Costs incurred to develop internal-use software are capitalized and amortized over the estimated useful life of the software, which is generally three years. In accordance with ASC Topic, 350-40, “Internal-Use Software”, the Company capitalizes costs related to upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred in the preliminary stages of development are expensed as incurred. Capitalization begins when the preliminary project stage is completed, and it is probable that the software will be completed and used for its intended function. Capitalization ceases when the software is substantially complete and ready for its intended use. Maintenance costs are expensed as incurred.

The Company periodically reviews internal-use software costs to determine whether the projects will be completed, placed in service, removed from service, or replaced by other internally developed or third-party software. If an asset is determined not to provide any future economic benefit after conducting an impairment test, the asset is retired, and any unamortized cost is expensed.

Capitalized internal-use software costs are recorded under intangible assets, net.

k.	Impairment of long-lived assets and intangible assets with definite useful life:

Long lived assets that are considered to have definite useful life are tested for impairment in accordance with ASC Topic 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company’s evaluation of recoverability is performed at the lowest level to which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and represent an asset group. Recoverability of this asset group is measured by a comparison of the aggregate undiscounted projections of future cash flows the asset group is expected to generate to the carrying amounts of the asset group. If such evaluation indicates that the carrying amount of the asset group is not recoverable, an impairment is measured by the amount which the carrying amount of the asset group exceeds their fair value.

During the year ended December 31, 2023, the Company recorded an impairment of a ROU asset in the amount of $211.

During the year ended December 31, 2025, the Company recorded an impairment of definite-lived intangible assets of $2,400, primarily related to the decision to discontinue certain activities associated with Working Not Working acquisition. The Company evaluated this change and determined that it  does not represent a strategic shift that will have a major effect on the Company's operations and financial results and therefore it did not meet the criteria for classification as discontinued operations.

l.	Business combinations:

The results of an acquired business in a business combination are included in the Company’s consolidated financial statements from the date of acquisition according to the guidance of ASC Topic 805, “Business Combinations.” The Company allocates the purchase price, which is the sum of the consideration provided and may consist of assets and liabilities incurred, including contingent consideration obligations and equity or a combination of them, to the identifiable assets and liabilities of the acquired business at their fair values as of the acquisition date. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired and the specific characteristics of the identified intangible assets. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including market conditions, technological developments, economic conditions, and competition.

Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of the fair value as of the acquisition date. The fair value of the contingent consideration, which was initially recorded as asset or liability, is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Acquisition related costs incurred by the Company are not included as a component of consideration transferred but are accounted for as an expense in the period in which the costs are incurred.

m.	Goodwill:

Goodwill represents the excess of the aggregate fair value of the consideration transferred in a business combination over the fair value of the assets acquired, net of liabilities assumed. Under ASC Topic 350, “Intangible—Goodwill and other,” goodwill is not amortized, but rather is subject to impairment test. ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, a quantitative impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test.

The Company operates as one reporting segment, and this segment comprises its only reporting unit.

The Company elected to perform an annual impairment test of goodwill as of October 1st of each year, or more frequently if impairment indicators are present.

No goodwill impairment was recorded for the years ended December 31, 2025, 2024 and 2023.

n.	Derivatives and hedging:

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging.” The gain or loss of derivatives which are designated and qualify as hedging instruments in a cash flow hedge, is recorded under accumulated other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The gain or loss in connection with forecasted transactions not probable of occurring is recorded under financial income (expenses), net.

Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company entered into foreign currency cash flow hedges using forward, put and call option contracts to hedge certain forecasted payroll and other related payments denominated in NIS, to hedge against exchange rate fluctuations of the U.S. dollar. The Company recorded the cash flows associated with these derivatives under operating activities.

o.	Fair value of financial instruments:

The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC Topic 820, “Fair Value Measurement.” Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

p.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, investment in marketable securities, bank deposits, restricted deposit and derivatives, which are placed in major banks in Israel, Germany and the U.S.

User funds are held by a payment service provider which, pursuant to the agreement, was engaged to hold the user funds on behalf of buyers and sellers in an account segregated from the payment service provider’s operating bank account.

Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its trade receivables and establishes an allowance for expected losses as necessary.

The Company does not have off-balance sheet concentration of credit risks.

q.	Convertible notes:

The Company accounts for convertible notes pursuant to ASC 470 as a single liability measured at its amortized cost as long as it was not issued at a substantial premium and no other features require bifurcation and recognition as derivatives pursuant to ASC 815. The debt host is then measured at its amortized cost using the effective interest method.

r.	Employee related obligations:

The Company accounts for employee related obligations in accordance with ASC Topic 715, “Compensation—retirement benefits.” The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof. The Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments made in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

As a result, the Company does not recognize any asset or liability in connection with severance pay. Severance costs amounted to $5,766, $5,038 and $4,734 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company’s U.S. Subsidiaries have a 401(K) defined contribution plan covering certain employees in the U.S. The expenses recorded by the U.S. subsidiaries for matching contributions for the years ended December 31, 2025, 2024 and 2023 were immaterial.

s.	User funds and user accounts:

The Company has an arrangement with an existing payment service provider to hold funds on behalf of buyers and sellers (“users”). User funds consist of buyers’ prepayments that would be earned when an order is completed, credits issued upon cancellations and seller fees that have not yet been withdrawn. User accounts represent the corresponding liability to the users.

The Company does not have ownership over the funds and does not have the right to direct the funds to be used at will or for its own benefit other than those funds related to transaction commissions owed to the Company after control has been obtained by the customers.

t.	Leases:

The Company determines if an arrangement meets the definition of a lease at the inception of the lease.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU asset is measured based on the discounted present value of the remaining lease payments, initial direct costs incurred and prepaid lease payments, excluding lease incentives. The lease liability is measured based on the discounted present value of the remaining lease payments. The discounted present value of remaining lease payments is computed using IBR based on the information available at the inception of the lease. The Company’s IBR was estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset was located.

Lease term may include options to extend or terminate the lease when it is reasonably certain that the Company would exercise that option. The Company elected the practical expedient for lease agreements with a term of twelve months or less and does not recognize ROU assets and lease liabilities in respect of those agreements.

Payments under the Company’s lease agreements are primarily fixed, however, certain lease agreements contain variable costs such as common area maintenance, real estate taxes, and insurance are not included in the lease liability and are recognized as they are incurred.

Certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU and lease liability were calculated using the CPI as of the commencement date and will not be subsequently adjusted, unless the liability is reassessed for other reasons.

The Company subleases a specific section or certain square footage, for a fixed term, of its office space to one or more subtenants (third parties) while retaining the remaining space for its own use. The sublease agreement may include renewal options, allowing the subtenant to extend the sublease term based on mutually agreed-upon conditions. Sublease income is recognized over the term of the agreement. The Company recognizes sublease income as an offset to lease expenses.

The Company elected the practical expedient to not separate lease and non-lease components for its leases.

u.	Revenue recognition:

The Company’s revenue is generated from marketplace revenue and other value-added service revenue that the Company provides to its users to help them grow their business and empower their work.

Revenue is recognized in accordance with ASC No. 606 “Revenue from Contractors with Customers”. The Company recognizes revenue by applying the following steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct services to be transferred (“performance obligations”), the Company can determine the transaction price for the services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the services that will be transferred to the customer.

Marketplace revenue:

The Company’s marketplace enables businesses, or buyers, to connect and engage with freelancers, or sellers, globally. The Company earns various fees for enabling orders and providing other services to cover administrative fees. These fees include transaction commissions based on the transaction value and foreign transaction fees.

Fiverr sellers receive the benefit of marketplace activities, including listing their freelance services for purchase, engaging with customers via communication and collaboration tools provided by the marketplace, as well as the security and convenience of payment processing on the platform. Fiverr buyers enjoy the access to a global talent tool, as well as the communication and collaboration tools, and payment processing benefits similar to sellers. For these benefits, Fiverr sellers and buyers pay a commission for each completed transaction.

The Company’s customers are the users on its platform. Users accept the Company’s terms of service upon registration to the platform. Gross order amount including transaction commission is collected from the buyer upfront by a third-party payment provider. The prepaid amounts from buyers are simultaneously recorded as an asset under user funds with a corresponding liability to buyers under user accounts and deferred revenue until the order is completed or canceled.

The Company’s marketplace revenue is primarily comprised of one distinct performance obligation which is to arrange services to be provided on its marketplace platform by the sellers to the buyers.

The Company earns transaction commissions that are based on the total value of transactions ordered through the platform once the buyer obtains control of the service, which occurs at a point in time upon the completion of each order.

Revenue is recognized in the amount of consideration to which the Company expects to be entitled, in exchange for satisfying the related performance obligations by transferring control to the customer, excluding amounts collected on behalf of other third parties and indirect taxes.

Revenue is recognized on a net basis since the Company has concluded that it acts as an agent on its platform, mainly since it does not take responsibility for the sellers’ services and therefore it is not responsible for fulfilling the promise to provide the service and does not have discretion in price establishment. Therefore, the Company does not obtain control of the services before they are transferred to the customer.

The Company also charges foreign transaction fees for buyers who choose to pay in their local currencies. Foreign transaction fees are variable consideration and are recognized as earned for each transaction processed, which is when the Company has the contractual right to bill for the services.

The Company recognizes revenue from unused user accounts balances once the likelihood of the users exercising their unused accounts balances becomes remote and the Company is not required to remit such unused account balances to a third party in accordance with applicable unclaimed property laws. The amounts recognized for the year ended December 31, 2025, 2024 and 2023 were immaterial.

Service revenue:

Services revenue is derived from optional services offered to the Company’s customers, which primarily include advertising services, subscription services, and others.

Advertising services: Fiverr Ads allows sellers to advertise their services on the Company’s platform. Sellers bid and win prime locations on the platform through an auction mechanism which is based on cost-per-click. Sellers are charged only when their ads are viewed and clicked by the buyer, at which time revenue is recognized.

Subscription services: Revenue from subscriptions primarily include revenue from seller tools and dropshipping automation tools. The Company charges monthly or annual subscription fees to users for subscription services. These subscription fees are fixed consideration and are recognized over the period of the subscription on a straight-line basis.

Other services: Other services include revenues from additional products and services provided to our community such as faster withdrawal, local currency payout, cash advance, software talent platform and fees earned on user funds. The Company earns fees on user funds while they are held by a payment service provider. The fee is considered variable consideration and is recognized when it is earned from the payment service provider.

Contract liabilities:

The Company’s contract liabilities mainly consist of deferred revenues and primarily include payments from marketplace activities and other services received in advance for services of the Company’s performance under the contract for which control has not been yet obtained by the customers. Deferred revenues balance amounted to $18,567 and $20,090, for the years ended 2025 and 2024, respectively. The change in the deferred revenues balances during the period primarily consisted of increases due to payments received in advance of performance, which were offset by decreases due to revenues recognized in the period. As part of a business combination, the Company acquired contract liabilities related to deferred revenues, which contributed to the overall increase in the balance. During the year ended December 31, 2025, the company recognized all of the revenue that was included in the deferred revenues balance at the beginning of the period.

Practical expedients:

The Company elected to use the practical expedient and recognize the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less. The Company also does not disclose the value of unsatisfied performance obligations since the original expected duration of the contracts is one year or less. Additionally, the Company has elected to apply the practical expedient such that it does not evaluate payment terms of one year or less for the existence of a significant financing component.

Disaggregated revenue:

See note 19 for the Company’s revenue disaggregated by type of service and geographic area

v.	Cost of revenue:

Cost of revenue primarily consists  of expenses related to payment processing fees, server hosting fees, costs of customer support personnel, contractors services, amortization expenses associated with acquired intangible assets and capitalized internal-use software. Cost of revenue also consists of personnel and the related overhead costs, including share-based compensation.

w.	Research and development expenses:

Research and development expenses primarily consist of costs of the Company’s research and development personnel, related overhead costs, including share-based compensation, development related activities expenses including new initiatives, professional services and other business technology services. Research and development costs are expensed as incurred, except to the extent that such costs are associated with internal-use software that qualifies for capitalization.

x.	Sales and marketing expenses:

Sales and marketing expenses primarily consist of costs of the Company’s marketing personnel and the related overhead costs, including share-based compensation for employees engaged in sales, marketing, advertising and promotional activities. A significant component is performance marketing investments such as user acquisition costs, branding costs, marketing campaigns and other media advertisements costs, and amortization of acquired intangible assets. Sales and marketing expenses are expensed as incurred.

Advertising costs were $132,022, $122,020 and $112,796 for the years ended December 31, 2025, 2024 and 2023, respectively.

y.	General and administrative expenses:

General and administrative expenses primarily include overhead related costs, including share-based compensation of the Company’s executive, finance, legal, human resources and other administrative personnel. General and administrative expenses also include legal, accounting and other professional service fees, changes in the fair value of contingent consideration (earn-outs), chargeback expenses and costs associated with fraud risk reduction, expenses related to allowance for doubtful accounts in the event of uncollectible account receivables balances and others. General and administrative expenses are expensed as incurred.

z.	Restructuring costs:

On September 14, 2025, the board of directors of the Company approved a re-organization plan that includes, among other things, downsizing approximately 30% of the Company's workforce (the "Plan") as part of the Company’s focus on AI initiatives. The Plan was to streamline the organization, sharpen the product focus, upgrade the technology infrastructure, and accelerate the evolution into an AI-first company.

The restructuring expenses, sum up to $3,424, recognized in the consolidated statements of income for the year ended December 31, 2025, primarily consisting of one-time incremental employee termination benefits.

As of December 31, 2025, $384 related to restructuring expenses were included in “Other account payables and accrued expenses” in the consolidated balance sheet, and were subsequently paid in 2026.

The Company does not expect to incur additional costs related to the Plan.

aa.	Share based compensation:

The Company accounts for share-based compensation in accordance with ASC Topic 718, “Compensation—Stock Compensation.” Share based awards are mainly granted to employees and members of the Company’s board of directors and measured at fair value at each grant date. The Company calculates the fair value of share options and Employee Share Purchase Plans (“ESPP”) on the date of grant using the Black-Scholes option-pricing model and the expense is recognized over the requisite service period for awards expected to vest using the straight-line method. The Company recognizes the fair value of Restricted Share Units (“RSUs”) on the grant date based on the market value of the underlying share and the expense is recognized over the requisite service period for awards using the straight-line method. The Company recognizes the fair value of the Performance Share Units (“PSUs”) on the grant date based on the market value of the underlying share and the expense is recognized based both on the implicit service period of the award and the achievement of specified performance targets. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met and is recognized on a graded vesting basis, using the accelerated method.

The requisite service period for share options is generally four years. The Company recognizes forfeitures as they occur.

The Black-Scholes option-pricing model requires the Company to make a number of assumptions, including expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value share options and ESPP upon each grant date.

Expected volatility for ESPP was calculated based upon the Company’s share prices.

Expected term of options granted was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior.

The risk-free interest rate was based on the U.S. treasury bonds yield with an equivalent term.

The Company has not paid dividends and has no foreseeable plans to pay dividends.

ab.	Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”), using the liability method, whereby deferred tax assets and liabilities account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and for carry-forward tax losses, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company recognizes a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that some portion of the entire deferred tax asset will not be realized.

Deferred tax liabilities are classified as long-term liabilities in the consolidated balance sheets.

The Company recognizes uncertain tax positions based on its estimate of whether, and the extent to which, additional taxes will be due. These liabilities are established utilizing a two-step approach when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The first step requires the Company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit. The second step is based on the largest amount of benefit, which is more likely than not to be realized on ultimate settlement.

Any interest and penalties related to unrecognized tax benefits are recorded as income tax expense. The Company adjusts these liabilities in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law.

ac.	Segment reporting:

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Chief Executive Officer is our chief operating decision maker who evaluates performance and makes operating decisions about allocating resources based on consolidated financial data. The CODM uses consolidated net income to measure segment profit or loss, to allocate resources and assess performance. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations, evaluate return on total assets in deciding whether to invest in the development and expansion of our consolidated operations or into strategic transactions, such as acquisitions and capital repurchases. As such, the Company has determined that it is one operating and reportable segment.

ad.	Basic and diluted net income per share:

The Company computes basic net income per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net income per share is computed by taking into account the potential dilution that could occur upon the exercise of share options and ESPP and vesting of RSUs and PSUs granted under share-based compensation plans using the treasury stock method and the potential dilution that could occur upon conversion of the convertible notes (including adding back amortization of issuance costs related to the convertible notes) using the if converted method.

In 2025, 2024 and 2023, the number of potentially dilutive RSUs and PSUs, share options to purchase ordinary shares and potentially dilutive ordinary shares from conversion of convertible notes that were excluded from the computation due to the anti-dilutive effect amounted to 3,206,697, 5,835,398 and 5,792,535 respectively.

ae.   Repurchases of Ordinary shares:

The Company presents the cost to repurchases as a reduction of shareholders' equity.

af.   Contingencies:

The Company accrues for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. The Company does not accrue for contingent losses that, in its judgment, are considered to be reasonably possible, but not probable; however, it discloses the range of such reasonably possible losses.

ag.  Recently adopted accounting pronouncements:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements, refer to note 2ab.

ah.   Recently not yet adopted accounting pronouncements:

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), to modernize the accounting guidance for the costs to develop software for internal use. The standard applies to costs incurred to develop or obtain software for internal use. ASU 2025-06 amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. Under the new standard, entities will commence capitalizing eligible costs when (i) management has authorized and committed to funding the software project, and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. The new standard also supersedes the guidance related to costs incurred to develop a website. ASU 2025-06 guidance is effective for annual periods beginning after December 15, 2027. The guidance can be applied on a prospective basis, a modified basis for in-process projects or on a retrospective basis. The Company is currently evaluating the impact of the adoption of this standard.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The standard amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The standard should be applied prospectively, and is effective for annual periods, including interim reporting periods, beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this standard.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. This ASU requires to disclose disaggregated information about certain income statement expense line items. Entities are required to disclose purchases of inventory, employee compensation, depreciation, intangible asset amortization and depletion for each income statement line item that contains those expenses. Specified expenses, gains or losses that are already disclosed under existing US GAAP are required to be included in the disaggregated income statement expense line-item disclosures, and any remaining amounts need to be described qualitatively. Separate disclosures of total selling expenses and an entity’s definition of those expenses are also required. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-09 to amend the guidance in Derivatives and Hedging (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating the impact on its financial statement disclosures.

ai.   Certain comparative figures have been reclassified to conform to the current year presentation.